UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:     December 31, 2006
                                                        --------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:          GLENHILL ADVISORS, LLC
          ----------------------------------------
     Address:       598 MADISON AVENUE, 12TH FLOOR
          ----------------------------------------
                    NEW YORK, NEW YORK 10022
          ----------------------------------------


     Form 13F File Number: 028-10461
                                  -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN       New York, New York      February 14, 2007
     ------------------------   -------------------  ---------------------
          [Signature]             [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                2
                                                -----------------

     Form 13F Information Table Entry Total:         104
                                                -----------------

     Form 13F Information Table Value Total:       2,071,676
                                                -----------------
                                                  (thousands)
     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ----------------------------------------------

     02         028- 10404       Glenhill Capital Overseas GP, Ltd.
     --------   -----------     ----------------------------------------------


COLUMN 1            COLUMN 2    COLUMN 3       COLUMN 4    COLUMN 5                 COLUMN 6     COLUMN 7  COLUMN 8
-----------------------------  -------------  ---------  ----------             --------------  --------  ---------
                    TITLE                      VALUE     SHARES/    SH/  PUT/     INVSTMT       OTHER     VOTING
                                                                                                          AUTHORITY
NAME OF ISSUER      OF CLASS       CUSIP      (X$1000)    PRN AMT    PRN  CALL     DSCRETN      MANAGERS    SOLE     SHARED  NONE
1-800-Flowers.Com Inc-Cl A         68243Q 10 6   10,932    1,774,630  Sh          Shared-Defined     1       Sole
1-800-Flowers.Com Inc-Cl A         68243Q 10 6    2,040      331,143  Sh          Shared-Defined     2       Sole
Ac Moore Arts & Crafts Inc         00086T 10 3    8,345      385,100  Sh          Shared-Defined     1       Sole
Ac Moore Arts & Crafts Inc         00086T 10 3    3,573      164,900  Sh          Shared-Defined     2       Sole
Advanced Medical Optics            00763M 10 8   63,729    1,810,480  Sh          Shared-Defined     1       Sole
Advanced Medical Optics            00763M 10 8   25,327      719,520  Sh          Shared-Defined     2       Sole
America Movil-Adr Series L         02364W 10 5   35,152      777,357  Sh          Shared-Defined     1       Sole
America Movil-Adr Series L         02364W 10 5   15,051      332,843  Sh          Shared-Defined     2       Sole
Avis Budget Group Inc              053774 10 5    5,316      245,070  Sh          Shared-Defined     1       Sole
Avis Budget Group Inc              053774 10 5    2,276      104,930  Sh          Shared-Defined     2       Sole
Boulder Specialty Brands Inc       10153P 10 8   14,879    1,750,500  Sh          Shared-Defined     1       Sole
Boulder Specialty Brands Inc       10153P 10 8    6,371      749,500  Sh          Shared-Defined     2       Sole
Boulder Specialty-Cw09             10153P 11 6    4,429    1,750,500  Sh          Shared-Defined     1       Sole
Boulder Specialty-Cw09             10153P 11 6    1,896      749,500  Sh          Shared-Defined     2       Sole
Casual Male Retail Group Inc       148711 10 4    5,483      420,120  Sh          Shared-Defined     1       Sole
Casual Male Retail Group Inc       148711 10 4    2,347      179,880  Sh          Shared-Defined     2       Sole
Cheesecake Factory (The)           163072 10 1   17,483      710,703  Sh          Shared-Defined     1       Sole
Cheesecake Factory (The)           163072 10 1    7,486      304,297  Sh          Shared-Defined     2       Sole
Dana Corp                          235811 10 6      536      385,671  Sh          Shared-Defined     1       Sole
Dana Corp                          235811 10 6      230      165,129  Sh          Shared-Defined     2       Sole
Design Within Reach Inc            250557 10 5    9,431    1,913,006  Sh          Shared-Defined     1       Sole
Design Within Reach Inc            250557 10 5    2,877      583,592  Sh          Shared-Defined     2       Sole
Dover Saddlery Inc                 260412 10 1    6,469      754,816  Sh          Shared-Defined     1       Sole
Dover Saddlery Inc                 260412 10 1    2,770      323,184  Sh          Shared-Defined     2       Sole
Dr Horton Inc                      23331A 10 9   64,919    2,450,700  Sh          Shared-Defined     1       Sole
Dr Horton Inc                      23331A 10 9   27,796    1,049,300  Sh          Shared-Defined     2       Sole
Dst Systems Inc                    233326 10 7   73,111    1,167,355  Sh          Shared-Defined     1       Sole
Dst Systems Inc                    233326 10 7   29,161      465,605  Sh          Shared-Defined     2       Sole
Equity Office Properties Tr        294741 10 3   23,610       490,140 Sh          Shared-Defined     1       Sole
Equity Office Properties Tr        294741 10 3   10,109       209,860 Sh          Shared-Defined     2       Sole
Flamel Technologies-Sp Adr         338488 10 9   27,887       931,127 Sh          Shared-Defined     1       Sole
Flamel Technologies-Sp Adr         338488 10 9    7,868       262,705 Sh          Shared-Defined     2       Sole
Flowserve Corp                     34354P 10 5   63,432     1,256,823 Sh          Shared-Defined     1       Sole
Flowserve Corp                     34354P 10 5   24,436       484,177 Sh          Shared-Defined     2       Sole
Freedom Acquisition Holdin-U       35645F 20 2   21,426     2,100,600 Sh          Shared-Defined     1       Sole
Freedom Acquisition Holdin-U       35645F 20 2    9,174       899,400 Sh          Shared-Defined     2       Sole
Gartner Inc                        366651 10 7   63,408     3,204,023 Sh          Shared-Defined     1       Sole
Gartner Inc                        366651 10 7   22,742     1,149,158 Sh          Shared-Defined     2       Sole
Grupo Mexico Sab De Cv-Ser B       264367 4 MX   87,612    23,899,525 Sh          Shared-Defined     1       Sole
Grupo Mexico Sab De Cv-Ser B       264367 4 MX   28,493     7,772,675 Sh          Shared-Defined     2       Sole
Heelys Inc                         42279M 10 7    3,532       110,000 Sh          Shared-Defined     1       Sole
J.C. Penney Co Inc                 708160 10 6   14,084       182,052 Sh          Shared-Defined     1       Sole
J.C. Penney Co Inc                 708160 10 6    6,030        77,948 Sh          Shared-Defined     2       Sole
January 07 Calls On Pd Us          717265 9A D       89           350 Sh   Call   Shared-Defined     1       Sole
January 07 Calls On Pd Us          717265 9A D       38           150 Sh   Call   Shared-Defined     2       Sole
January 08 Calls On Tyc Us         902124  9 0 6  3,956         3,501 Sh   Call   Shared-Defined     1       Sole
January 08 Calls On Tyc Us         902124  9 0 6  2,070         3,000 Sh   Call   Shared-Defined     1       Sole
January 08 Calls On Tyc Us         902124  9 0 6  1,694         1,499 Sh   Call   Shared-Defined     2       Sole
Jarden Corp                        471109 10 8   24,360       700,200 Sh          Shared-Defined     1       Sole
Jarden Corp                        471109 10 8   10,430       299,800 Sh          Shared-Defined     2       Sole
Liberty Global Inc-A               530555 10 1   11,328       388,611 Sh          Shared-Defined     1       Sole
Liberty Global Inc-A               530555 10 1    4,850       166,389 Sh          Shared-Defined     2       Sole
Liberty Global Inc-Series C        530555 30 9   46,171     1,648,971 Sh          Shared-Defined     1       Sole
Liberty Global Inc-Series C        530555 30 9   19,769       706,029 Sh          Shared-Defined     2       Sole
Lionbridge Technologies Inc        536252 10 9   18,565     2,882,812 Sh          Shared-Defined     1       Sole
Lionbridge Technologies Inc        536252 10 9    5,306       823,988 Sh          Shared-Defined     2       Sole
Merge Technologies Inc             589981 10 9    8,727     1,330,380 Sh          Shared-Defined     1       Sole
Merge Technologies Inc             589981 10 9    3,737       569,620 Sh          Shared-Defined     2       Sole
Microsoft Corp                     594918 10 4   31,362     1,050,299 Sh          Shared-Defined     1       Sole
Microsoft Corp                     594918 10 4   13,428       449,701 Sh          Shared-Defined     2       Sole
Midas Inc                          595626 10 2    1,965        85,424 Sh          Shared-Defined     1       Sole
Midas Inc                          595626 10 2      841        36,576 Sh          Shared-Defined     2       Sole
Nalco Holding Co                   62985Q 10 1   51,288     2,506,760 Sh          Shared-Defined     1       Sole
Nalco Holding Co                   62985Q 10 1   21,958     1,073,240 Sh          Shared-Defined     2       Sole
Nmt Medical Inc                    629294 10 9    6,113       451,838 Sh          Shared-Defined     1       Sole
Nmt Medical Inc                    629294 10 9    2,618       193,462 Sh          Shared-Defined     2       Sole
Omnicare Inc                       681904 10 8   15,702       406,462 Sh          Shared-Defined     1       Sole
Omnicare Inc                       681904 10 8    6,723       174,038 Sh          Shared-Defined     2       Sole
Pall Corp                          696429 30 7   10,885       315,065 Sh          Shared-Defined     1       Sole
Pall Corp                          696429 30 7    4,661       134,900 Sh          Shared-Defined     2       Sole
Payless Shoesource Inc             704379 10 6    9,902       301,718 Sh          Shared-Defined     1       Sole
Payless Shoesource Inc             704379 10 6    4,240       129,182 Sh          Shared-Defined     2       Sole
Pep Boys-Manny Moe & Jack          713278 10 9   15,079     1,014,739 Sh          Shared-Defined     1       Sole
Pep Boys-Manny Moe & Jack          713278 10 9    6,460       434,700 Sh          Shared-Defined     2       Sole
Puradyn Filter Technologies        746091 10 7    1,548     2,668,638 Sh          Shared-Defined     1       Sole
Puradyn Filter Technologies        746091 10 7      641     1,105,170 Sh          Shared-Defined     2       Sole
Qualcomm Inc                       747525 10 3   72,009     1,905,500 Sh          Shared-Defined     1       Sole
Qualcomm Inc                       747525 10 3   28,324       749,500 Sh          Shared-Defined     2       Sole
Reader'S Digest Association        755267 10 1    4,446       266,216 Sh          Shared-Defined     1       Sole
Reader'S Digest Association        755267 10 1    1,904       113,984 Sh          Shared-Defined     2       Sole
Restoration Hardware Inc           760981 10 0   32,695     3,841,983 Sh          Shared-Defined     1       Sole
Restoration Hardware Inc           760981 10 0    9,264     1,088,650 Sh          Shared-Defined     2       Sole
Schwab (Charles) Corp              808513 10 5   26,415     1,365,809 Sh          Shared-Defined     1       Sole
Schwab (Charles) Corp              808513 10 5   11,310       584,791 Sh          Shared-Defined     2       Sole
Supervalu Inc                      868536 10 3   12,766       357,102 Sh          Shared-Defined     1       Sole
Supervalu Inc                      868536 10 3    5,466       152,898 Sh          Shared-Defined     2       Sole
Symbol Technologies Inc            871508 10 7   31,082     2,080,480 Sh          Shared-Defined     1       Sole
Symbol Technologies Inc            871508 10 7   10,750       719,520 Sh          Shared-Defined     2       Sole
Tekelec                            879101 10 3   94,196     6,351,700 Sh          Shared-Defined     1       Sole
Tekelec                            879101 10 3   37,791     2,548,300 Sh          Shared-Defined     2       Sole
Tlc Vision Corp                    872549 10 0   36,383     6,956,643 Sh          Shared-Defined     1       Sole
Tlc Vision Corp                    872549 10 0   13,899     2,657,457 Sh          Shared-Defined     2       Sole
Tv Azteca S.A.-Cpo                 209691 1M X   26,654    35,010,000 Sh          Shared-Defined     1       Sole
Tv Azteca S.A.-Cpo                 209691 1M X   11,412    14,990,000 Sh          Shared-Defined     2       Sole
Tyco International Ltd             902124 10 6   64,019     2,105,880 Sh          Shared-Defined     1       Sole
Tyco International Ltd             902124 10 6   25,065       824,520 Sh          Shared-Defined     2       Sole
Unitedhealth Group Inc             91324P 10 2   41,384       770,220 Sh          Shared-Defined     1       Sole
Unitedhealth Group Inc             91324P 10 2   17,719       329,780 Sh          Shared-Defined     2       Sole
Warnaco Group Inc/The              934390 40 2   53,246     2,097,936 Sh          Shared-Defined     1       Sole
Warnaco Group Inc/The              934390 40 2   20,407       804,064 Sh          Shared-Defined     2       Sole
Wellpoint Inc                      94973V 10 7   35,814       455,130 Sh          Shared-Defined     1       Sole
Wellpoint Inc                      94973V 10 7   15,334       194,870 Sh          Shared-Defined     2       Sole
Yahoo! Inc                         984332 10 6   71,532     2,800,800 Sh          Shared-Defined     1       Sole
Yahoo! Inc                         984332 10 6   30,628     1,199,200 Sh          Shared-Defined     2       Sole